FOREIGN CURRENCY TRANSLATION	12 Months Ended
Dec. 31, 2025
Disclosure Foreign Currency Translation [Abstract]
FOREIGN CURRENCY TRANSLATION	FOREIGN CURRENCY TRANSLATION
The company’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income (loss) is comprised of the following:

(MILLIONS)	Notes	2025	2024	2023
Foreign currency translation on:
Property, plant and equipment, at fair value	13	$2,810	$(2,501)	$2,640
Goodwill	17	106	(94)	149
Borrowings	14	(830)	874	(713)
Deferred income tax liabilities and assets	12	(722)	445	(670)
Other assets and liabilities		106	(10)	(132)
		$1,470	$(1,286)	$1,274